Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
8.	INCOME TAXES

Cayman Islands

The Company’s parent entity, In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. HHEG Cayman is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2020 and 2019.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2020 and 2019.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2020 and 2019.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

ZDSE enjoys a preferential tax rate of 10% for the years 2020 and 2019.

No provision for income taxes has been made on the others company in the PRC.

Income tax expense (benefits)

	2020	2019
Current tax expense	$15,187	$35,456
Deferred tax expense (benefits)		129,812
	$15,187	$165,268

The effective tax rates was -7% and 31% for the years ended December 31, 2020 and 2019, respectively. A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2020	2019
Income (loss) before tax	$(225,393)	$539,208
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
	$15,187	$165,268

Note 1 Others mainly comprise of valuation allowance of $86,067 and $35,001 as of December 31, 2020 and 2019, respectively. The Company determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe will ultimately be realized.